Meridian Contrarian Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 93.6%
Communication Services - 3.1%
Interactive Media & Services - 3.1%
Cars.com, Inc.[1]	758,515	$13,031,288
Pinterest, Inc. Class A1	175,000	6,067,250
Total Communication Services		19,098,538
Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 4.2%
Bowlero Corp. Class A2	781,803	10,710,701
PlayAGS, Inc.[1]	603,622	5,420,525
Sweetgreen, Inc. Class A1	387,000	9,775,620
		25,906,846
Specialty Retail - 2.6%
Aritzia, Inc. (Canada)[1,2]	213,000	5,897,970
National Vision Holdings, Inc.[1]	433,448	9,605,208
		15,503,178
Textiles, Apparel & Luxury Goods - 2.8%
Levi Strauss & Co. Class A	542,000	10,834,580
VF Corp.	410,000	6,289,400
		17,123,980
Total Consumer Discretionary		58,534,004
Consumer Staples - 7.3%
Beverages - 1.5%
Molson Coors Beverage Co. Class B	135,000	9,078,750
Food Products - 2.0%
Lancaster Colony Corp.	42,000	8,720,460
Seaboard Corp.	1,112	3,584,999
		12,305,459
Household Products - 2.1%
Clorox Co. (The)	69,000	10,564,590
Spectrum Brands Holdings, Inc.	30,000	2,670,300
		13,234,890
Personal Care Products - 1.7%
Honest Co., Inc. (The)[1]	2,522,421	10,215,805
Total Consumer Staples		44,834,904
Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
APA Corp.	278,125	9,561,938
California Resources Corp.[2]	278,000	15,317,800
Cameco Corp. (Canada)	311,289	13,485,039
Total Energy		38,364,777
Financials - 8.8%
Banks - 4.9%
First Citizens BancShares, Inc. Class A	12,495	20,429,325
	Shares	Value
Texas Capital Bancshares, Inc.[1]	160,000	$9,848,000
		30,277,325
Insurance - 3.9%
Axis Capital Holdings Ltd.	233,000	15,149,660
Universal Insurance Holdings, Inc.	415,000	8,432,800
		23,582,460
Total Financials		53,859,785
Health Care - 10.1%
Biotechnology - 3.2%
4D Molecular Therapeutics, Inc.[1]	100,000	3,186,000
Inhibrx, Inc.[1]	76,000	2,656,960
Legend Biotech Corp. ADR[1]	166,821	9,356,990
ORIC Pharmaceuticals, Inc.[1,2]	320,000	4,400,000
		19,599,950
Health Care Equipment & Supplies - 1.2%
Paragon 28, Inc.[1]	278,000	3,433,300
QuidelOrtho Corp.[1]	80,000	3,835,200
		7,268,500
Health Care Providers & Services - 3.0%
Tenet Healthcare Corp.[1]	176,857	18,589,439
Pharmaceuticals - 2.7%
Perrigo Co. Plc	511,855	16,476,613
Total Health Care		61,934,502
Industrials - 16.5%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	120,223	12,337,284
L3Harris Technologies, Inc.	30,000	6,393,000
		18,730,284
Building Products - 1.5%
Hayward Holdings, Inc.[1]	592,000	9,063,520
Commercial Services & Supplies - 2.3%
ACV Auctions, Inc. Class A1	485,000	9,103,450
VSE Corp.[2]	60,000	4,800,000
		13,903,450
Electrical Equipment - 1.3%
American Superconductor Corp.[1]	306,432	4,139,896
Regal Rexnord Corp.	22,000	3,962,200
		8,102,096
Ground Transportation - 2.0%
Knight-Swift Transportation Holdings, Inc.	166,230	9,145,975
U-Haul Holding Co.[1,2]	45,800	3,093,332
		12,239,307

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares	Value
Machinery - 2.0%
Kornit Digital Ltd. (Israel)[1]	349,000	$6,323,880
Toro Co. (The)[2]	67,493	6,184,384
		12,508,264
Professional Services - 3.4%
CACI International, Inc. Class A1	47,000	17,805,010
Planet Labs PBC[1]	1,273,000	3,246,150
		21,051,160
Trading Companies & Distributors - 0.9%
Custom Truck One Source, Inc.[1]	912,000	5,307,840
Total Industrials		100,905,921
Information Technology - 15.7%
Electronic Equipment, Instruments & Components - 3.9%
Mirion Technologies, Inc.[1]	568,000	6,458,160
nLight, Inc.[1]	360,000	4,680,000
Trimble, Inc.[1]	197,156	12,688,960
		23,827,120
IT Services - 1.5%
Okta, Inc.[1]	86,000	8,997,320
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc.[1]	60,000	10,829,400
Ambarella, Inc.[1]	65,000	3,300,050
Navitas Semiconductor Corp.[1,2]	1,352,000	6,449,040
SMART Global Holdings, Inc.[1]	690,000	18,160,800
		38,739,290
Software - 4.0%
Adeia, Inc.	509,000	5,558,280
BlackBerry Ltd. (Canada)[1,2]	1,130,000	3,118,800
Cerence, Inc.[1]	373,250	5,878,688
LiveRamp Holdings, Inc.[1]	285,314	9,843,333
		24,399,101
Total Information Technology		95,962,831
Materials - 5.8%
Chemicals - 1.3%
Olin Corp.	135,000	7,938,000
Containers & Packaging - 3.0%
Crown Holdings, Inc.	129,642	10,275,425
Ranpak Holdings Corp.[1]	1,080,000	8,499,600
		18,775,025
Metals & Mining - 1.5%
Constellium SE1	211,913	4,685,396
MP Materials Corp.[1,2]	304,000	4,347,200
		9,032,596
Total Materials		35,745,621
	Shares	Value
Real Estate - 6.3%
Diversified REITs - 2.0%
Alexander & Baldwin, Inc.	739,000	$12,171,330
Real Estate Management & Development - 1.8%
DigitalBridge Group, Inc.[2]	572,750	11,036,892
Specialized REITs - 2.5%
VICI Properties, Inc.	527,000	15,699,330
Total Real Estate		38,907,552
Utilities - 4.1%
Electric Utilities - 1.6%
ALLETE, Inc.	163,000	9,721,320
Independent Power & Renewable Electricity Producers - 2.5%
Brookfield Renewable Corp. Class A	616,800	15,154,776
Total Utilities		24,876,096
Total Common Stocks - 93.6% (Cost $417,684,806)		573,024,531
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/19/24[1]	450,000	2,700
Total Information Technology		2,700
Total Warrants - 0.0% (Cost $250,695)		2,700
Preferred Stocks - 0.1%
Information Technology - 0.1%
Software - 0.1%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[1,3,4]	2,821,405	141,070
Fyllo Series C-2 Shares Acquisition Date: 10/21/22, Cost $3,000,000[1,3,4]	2,272,727	136,364
Fyllo Series C-3 Acquisition Date: 12/20/23, Cost $250,000[1,3,4]	2,158,895	237,478
Total Information Technology		514,912
Total Preferred Stocks - 0.1% (Cost $6,250,000)		514,912

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares	Value
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[1,4]	150,750	$339,188
Total Health Care		339,188
Total Rights - 0.1% (Cost $0)		339,188
	Shares/ Principal Amount
Short-Term Investments - 9.4%
Money Market Funds - 6.1%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.21% (Cost $37,421,974)	37,421,974	37,421,974
Repurchase Agreements - 3.3%[5]
Bank of America Securities, Inc., dated 3/28/24, due 4/1/24, 5.33% total to be received $4,878,982 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.66%, 9/1/28 - 3/20/72, totaling $4,973,616)	$4,876,094	4,876,094
Citigroup Global Markets, Inc., dated 3/28/24, due 4/1/24, 5.34% total to be received $4,878,987 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.50%, 9/20/44 - 1/20/54, totaling $4,973,616)	4,876,094	4,876,094
Daiwa Capital Markets America, Inc., dated 3/28/24, due 4/1/24, 5.36% total to be received $898,226 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.38% - 7.00%, 5/31/24 - 4/1/54, totaling $915,645)	897,691	897,691
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 3/28/24, due 4/1/24, 5.32% total to be received $4,878,976 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 1/1/28 - 7/15/58, totaling $4,973,619)	$4,876,094	$4,876,094
RBC Dominion Securities, Inc., dated 3/28/24, due 4/1/24, 5.28% total to be received $4,878,955 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/4/24 - 2/1/54, totaling $4,973,616)	4,876,094	4,876,094
Total Repurchase Agreements (Cost $20,402,067)		20,402,067
Total Short-Term Investments - 9.4% (Cost $57,824,041)		57,824,041
Total Investments - 103.2% (Cost $482,009,542)		631,705,372
Liabilities in Excess of Other Assets - (3.2)%		(19,306,415)
Net Assets - 100.0%		$612,398,957

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2024. Total value of such securities at period-end amounts to $41,217,379 and represents 6.73% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $514,912 and represents 0.08% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/